Long-term debt (Tables)	12 Months Ended
Dec. 31, 2022
Long-term debt
Schedule of changes during the period for long-term debt

2022
$

Balance – Beginning of year	—
Proceeds received, net	7,124
Fair value of warrants	(129)
Interest and accretion expense	115
Foreign exchange	108
Repayment	(44)
Balance – End of year	7,174
Less: Current portion	523
Long-term portion	6,651

Schedule of variables used to determine the fair value of purchase warrants issued for borrowings

		December 31,			November 3,
		2022			2022

Share price	C$	14.48		C$	5.38
Volatility		70%			72%
Expected life of warrants		6.9	years		7	years
Risk free interest rate		3.30%			3.42%
Dividend yield		—			—

		2022			2021

Share price	C$	14.48		C$	14.26
Volatility		84%			61%
Expected life of warrants		0.6	years		1.6	years
Risk free interest rate		4.07%			0.94%
Dividend yield		—			—